CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance of doubtful accounts | ¥	¥ 429	¥ 0
Treasury stock, shares	1,997,620	1,485,862
Ordinary shares Class A
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	96,588,106
Common stock, shares outstanding	93,353,402	92,120,024
Ordinary shares Class B
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000